Ordinary dividends	12 Months Ended
Dec. 31, 2018
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Ordinary dividends

8. Ordinary dividends

Amounts recognised as distributions to equity holders in the year:

	2018	2017	2016	2018	2017	2016
Per share	Pence per share			£m	£m	£m
2017 Final dividend	37.30p	37.05p	28.78p	464.6	467.2	368.5
2018 Interim dividend	22.70p	22.70p	19.55p	282.8	284.3	248.0
	60.00p	59.75p	48.33p	747.4	751.5	616.5

Proposed final dividend for the year ended 31 December 2018:

	2018	2017	2016
Per share	Pence per share
Final dividend	37.30p	37.30p	37.05p

The payment of dividends will not have any tax consequences for the Group.